Derivatives (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Included in other liabilities:
Fair Value	$ (1,265)	$ (1,156)
Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(40,000)
FHLB advances [Member] | Cash Flow Hedges [Member]
Included in other liabilities:
Notional Amount	(40,000)	(45,000)
Fair Value	$ (1,265)	$ (1,156)